Note 3 - Investment Securities (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Total	98
Depreciated Debt Securities With Unrealized Losses	1.20%
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities, Total	$ 0
Proceeds from Sale of Available-for-sale Securities, Total	65,513,000	$ 11,268,000
Debt Securities, Available-for-sale, Realized Gain	416,000	116,000
Debt Securities, Available-for-sale, Realized Loss	322,000	0
Security Owned and Pledged as Collateral, Fair Value, Total	$ 122,300,000	$ 179,000,000